Acquisition of Archimidis Container Carrier Corp (M/V Archimidis) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 22, 2012 Alexander the Great Carriers Corp	Dec. 31, 2012 Alexander the Great Carriers Corp	Dec. 31, 2012 Archimidis Container Carrier Corp	Dec. 31, 2012 Archimidis Container Carrier Corp	Dec. 22, 2012 Archimidis Container Carrier Corp
Business Acquisition [Line Items]
Fair value of assets exchanged				$ 68,875
Cash consideration received for acquisition of vessel								1,625
Acquisition related costs								5
Duration of above market acquired time charter						2 years 11 months 18 days
WACC used for calculation of above market acquired time charter							11.00%
Charter Revenues	84,012	98,517	113,562			321
Net (loss) / income	(21,189)	87,120	18,919			178
Vessel impairment (Notes 3, 5)	$ 43,178	$ 0	$ 0		$ 21,564